PRUDENTIAL FLEXGUARD INCOME SELECT
SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated July 27, 2026
To
Updating Summary Prospectus dated May 1, 2026
This Supplement should be read in conjunction with the current Updating Summary Prospectus (the “Prospectus”) for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the statutory prospectus and Statement of Additional Information.
This Supplement describes certain changes and updates to your Prospectus that are effective immediately.

1.
Table of Contents
“Important Information You Should Consider About the Annuity” is restated as “Important Information You Should Consider About the Contract.”

2.
Important Information You Should Consider About the Contract:
Under the “Risks” section, in the “Is this a Short-Term Investment?” subsection, the last sentence of the fourth paragraph is restated as follows:
“During the Income Stage, if the same Index Strategy is no longer available and we have no additional instructions, amounts in the matured Index Strategy will be automatically transferred to the Index Strategy with, in order of priority, the shortest Index Strategy Term, the highest Buffer and the lowest Cap Rate.”

3.
Appendix A – Investment Options Available Under the Contract
The paragraph immediately preceding the table with the indices is restated as follows:
See “Description of Insurance Company, Registered Separate Account, and Investment Options” in the statutory prospectus for a description of the Index Strategies’ features. See “Charges and Adjustments” in the statutory prospectus for more information about Interim Value adjustments.

If you have any questions, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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